Related Party Transactions (Details) - USD ($)																		1 Months Ended							3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2024	Nov. 27, 2023	Nov. 21, 2023	Nov. 16, 2023	Nov. 12, 2023	Jul. 14, 2023	May 23, 2023	Mar. 18, 2023	Mar. 16, 2023	Feb. 28, 2023	Jan. 31, 2023	Jul. 11, 2022	May 02, 2021	Apr. 14, 2021	Jan. 13, 2021	Jan. 13, 2021	Mar. 01, 2014	Oct. 18, 2023	Jul. 25, 2023	May 23, 2023	Mar. 17, 2023	Mar. 16, 2023	Aug. 25, 2022	Jan. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 13, 2024	Jul. 31, 2023	Mar. 14, 2023	Feb. 24, 2023	Dec. 31, 2018	Apr. 30, 2017
Related Party Transactions [Line Items]
Percentage of outstanding capital stock																	38.50%															15.00%
Lease term																	5 years																							2 years
Renewed sublease term																																							5 years	5 years
Rent expense																																$ 246,567	$ 246,567
Convertible notes issued										$ 10,949,199																						$ 10,949,197
Converted preferred stock (in Shares)																																	5,474,599
Amount of unsecured promissory note											$ 50,000																				$ 2,298,000
Interest rate											10.00%																			10.00%		10.00%	10.00%	10.00%
Interest expense																									$ 451,881	$ 1,789,617				$ 1,352,823	4,425,764	$ 5,318,817	$ 8,575,756
Price per share (in Dollars per share)																																$ 10			$ 12
Repaid outstanding principal amount									$ 50,000
Issued warrants to purchase shares (in Shares)																																2,430,000	320,000	630,000
Exercise price of warrants (in Dollars per share)																																$ 0.01	$ 0.01	$ 0.01
Fair value amount																																$ 2,189,014	$ 253,816	$ 499,416
Aggregate amount																																$ 3,098,000
Outstanding capital stock percentage																																15.00%
Initial term																																								2 years
Recognized rent expense																									61,200	61,200				183,600	184,925
Accrued expense																									$ 1,652,400					$ 1,652,400		$ 1,468,800
Common stock, par value (in Dollars per share)																									$ 0.0001					$ 0.0001		$ 0.00001	$ 0.00001
Principal amount																																$ 21,598,000	$ 33,419,516			$ 3,076,274
Warrant exercise price (in Dollars per share)																									$ 11.5					$ 11.5		$ 0.01
Capital commitment																									$ 1,750,000					$ 1,750,000
Lease Agreements [Member]
Related Party Transactions [Line Items]
Rent expense																																$ 237,025	237,025
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Issued warrants to purchase shares (in Shares)																									6,256,218					6,256,218
Common Stock [Member]
Related Party Transactions [Line Items]
Convertible notes issued
Common stock, par value (in Dollars per share)																									$ 5					$ 5		$ 1.54
Lease Agreement with 83rd Street LLC [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense																																$ 1,656,000	1,368,000
Subsequent Event [Member]
Related Party Transactions [Line Items]
Incurred travel expenses	$ 150,000
Bridge Notes [Member]
Related Party Transactions [Line Items]
Amount of unsecured promissory note																																	9,500,000	9,500,000
Other Related Party Debt [Member]
Related Party Transactions [Line Items]
Interest expense																																290,288	5,356
Aggregate amount																																	9,500,000	$ 9,500,000
CEO Expenses [Member]
Related Party Transactions [Line Items]
Aggregate amount																									$ 119,075					$ 119,075		179,075	789,575
Reimbursement expenses																														150,000		795,000
Related Party [Member]
Related Party Transactions [Line Items]
Amount of unsecured promissory note																																3,098,000	3,098,000
Principal amount																																12,598,000	10,350,000
Borrowings																																12,598,000	10,350,000
NLabs Inc. [Member]
Related Party Transactions [Line Items]
Renewed sublease term																																							5 years
Accrued and unpaid rent expense																																1,468,800	1,224,000
Interest rate																														10.00%
Outstanding capital stock percentage																	38.50%
Initial term																	5 years
Rent expense																														$ 72,000
Proceeds from notes payable																														3,000,000
NLabs Inc. [Member] | Other Related Party Debt [Member]
Related Party Transactions [Line Items]
Aggregate amount																																	3,098,000
NLabs Promissory Note [Member]
Related Party Transactions [Line Items]
Interest expense																																1,000,000	843,690
NLabs Promissory Note [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Principal amount																																3,098,000	850,000
Bridge Notes [Member]
Related Party Transactions [Line Items]
Interest expense																									$ 195,155	237,500				$ 670,155	762,500
PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Amount of unsecured promissory note																												$ 250,000	$ 250,000		250,000	250,000	1,000,000
Interest expense																										279,013	$ 106,416	28,515	134,931		413,944
Price per share (in Dollars per share)																		$ 12.5
Issuance of common stock to sponsor																										491,175	166,966	256,635
Incurred cost																		$ 340,000															120,000
Working capital requirements																																$ 2,359,975
Paid to sponsor		$ 250,000	$ 249,975
Shares issued (in Shares)																		71,956
Founder shares (in Shares)																		74,695														1,341,140
Subscription																		$ 15	$ 1,090,000
Capital commitment																		$ 750,000
Subscription per share (in Dollars per share)																		$ 12.5
Sponsor raise amount				$ 800,000
PLUM ACQUISITION CORP. I [Member] | Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)														$ 10
Stock issued (in Shares)														1,921,634																		4,500,000
PLUM ACQUISITION CORP. I [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)																																$ 1.5
PLUM ACQUISITION CORP. I [Member] | Private Placement [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)																																$ 1.5
PLUM ACQUISITION CORP. I [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Borrowings																										$ 250,000	$ 250,000	$ 250,000	$ 250,000		$ 250,000
Incurred cost																																$ 215,094
PLUM ACQUISITION CORP. I [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor																																2,359,975
Price per share (in Dollars per share)															$ 0.003	$ 0.003
Proceeds from notes payable																$ 300,000
PLUM ACQUISITION CORP. I [Member] | Mr. Kanishka Roy [Member]
Related Party Transactions [Line Items]
Amount of unsecured promissory note																						$ 250,000
Principal amount																																					$ 250,000
Borrowings																																$ 250,000	0
PLUM ACQUISITION CORP. I [Member] | Mike Dinsdale [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Amount of unsecured promissory note																								$ 500,000
Increments amount								$ 50,000
PLUM ACQUISITION CORP. I [Member] | Mike Dinsdale [Member] | Unsecured Promissory Note [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)								$ 1.5
PLUM ACQUISITION CORP. I [Member] | Ursula Burns [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Amount of unsecured promissory note												$ 500,000
Increments amount																							$ 50,000
Initial business combination principal rate																							50.00%
PLUM ACQUISITION CORP. I [Member] | Ursula Burns [Member] | Private Placement Warrants [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)												$ 1.5
PLUM ACQUISITION CORP. I [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Number of shares subject to forfeiture shares (in Shares)													644,591
Initial Business Combination																																1 year
Founder shares (in Shares)																																281,236
PLUM ACQUISITION CORP. I [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Stock issued (in Shares)														1,921,634
Number of shares subject to forfeiture (in Shares)														644,591	1,125,000	1,125,000
PLUM ACQUISITION CORP. I [Member] | Working Capital Loan [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Working capital loan																																$ 1,500,000
Warrant exercise price (in Dollars per share)																																$ 1.5
PLUM ACQUISITION CORP. I [Member] | Convertible Promissory Notes [Member]
Related Party Transactions [Line Items]
Amount of unsecured promissory note																			1,090,000		$ 1,500,000
Incurred cost					$ 800,000
PLUM ACQUISITION CORP. I [Member] | Convertible Promissory Notes [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)																																$ 1.5
PLUM ACQUISITION CORP. I [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Office space paid																																$ 10,000
PLUM ACQUISITION CORP. I [Member] | Office Space, Secretarial And Administrative Services [Member]
Related Party Transactions [Line Items]
Incurred cost																																$ 120,000
PLUM ACQUISITION CORP. I [Member] | Reimbursement of Salaries and Other Services [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Incurred cost																																	$ 549,198
Class B Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)																										$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Founder shares (in Shares)																											7,980,409	7,980,409	7,980,409					7,980,409
Class B Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor															$ 25,000
Price per share (in Dollars per share)															$ 0.0001	$ 0.0001
Stock issued (in Shares)															8,625,000
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)																									$ 10					$ 10
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																		$ 12.5
Common stock, par value (in Dollars per share)																										$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	0.0001	$ 0.0001
Common stock price trigger (in Dollars per share)																																12
Warrant exercise price (in Dollars per share)																																$ 11.5
Shares issued (in Shares)																		431,735
Founder shares (in Shares)																		74,695
Subscription																		$ 15
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Founder shares (in Shares)																										7,980,409					7,980,409
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)														$ 1.5
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | Investor [Member]
Related Party Transactions [Line Items]
Warrant exercise price (in Dollars per share)																		$ 15
Founder shares (in Shares)																		71,956
Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Subscription									$ 1,500,000										1,090,000			1,500,000
Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Stock issued (in Shares)							202,500		360,000
Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor																				$ 270,000	$ 480,000
Working capital requirements									$ 480,000													$ 480,000
Working capital requirements																				$ 270,000
Subscription Agreement [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)																																						$ 0.0001
Subscription						$ 1,500,000
A&R Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor						1,500,000
A&R Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of common stock to sponsor						$ 160,000
Second Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																		$ 12.5
Working capital requirements																			1,090,000
Paid to sponsor																			$ 750,000
Second Subscription Agreement [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Related Party Transactions [Line Items]
Price per share (in Dollars per share)																		12.5
Price per share (in Dollars per share)																		15
Warrant exercise price (in Dollars per share)																		$ 12.5
Founder shares (in Shares)																		448,169